Note 7 - Acquisition-related Items (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Contingent Consideration Compensation Expense	$ 50,646	$ 50,169
The 2023 Acquisitions [Member]
Contingent Consideration Compensation Expense	$ 2,853